PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

	December 31,
	2024	2023

Government authorities	$9,656	$10,696
Hedging transaction asset	13,144	6,572
Prepaid expenses	20,909	17,889
Receivables related to share-based awards (*)	72,265	6,266
Other current assets	12,603	6,369

	$128,577	$47,792